Share-based Compensation - Summary of RSU Information (Details) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shares
Unvested at beginning of period (in shares)	0	0
Granted (in shares)	4,085,666
Vested (in shares)	0
Forfeited (in shares)	(15,399)
Unvested at end of period (in shares)	4,070,267	0
Weighted Average Grant Date Fair Value
Unvested at beginning of period (in dollars per share)	$ 0	$ 0
Granted (in dollars per share)	4.08
Vested (in dollars per share)
Forfeited (in dollars per share)	4.67
Unvested at end of period (in dollars per share)	$ 4.08	$ 0